Gain (loss) in non - financial assets, net (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit on sale of investment property	$ 500	$ 1,270	$ 0
Impairment loss recognised in profit or loss, investment property	0	(3,849)	$ 0
Impairment loss recognised in profit or loss, intangible assets	0	2,705
Investment property under construction or development	$ (521)	(357)
Investment property under construction or development [member]
Investment property under construction or development		(1,700)
Intangible assets under development [member]
Impairment loss recognised in profit or loss, intangible assets		$ 1,300